Fixed assets - Fixed assets payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed assets
Fixed assets payable in the opening balance	€ 4,481	€ 4,640	€ 3,665
Business related variations	124	(206)	1,002
Changes in the scope of consolidation		(199)
Translation adjustment	(54)	31	(50)
Reclassifications and other items	30	216	23
Fixed assets payable in the closing balance	€ 4,581	€ 4,481	€ 4,640